Employee benefits: variable compensation (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD million
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,167 (26) 2,141 0 0 0
Deferred compensation awards 341 727 1,068 756 288 1,044
of which: Equity Ownership Plan 137 327 463 306 69 376
of which: Deferred Contingent Capital Plan 112 351 463 280 196 476
of which: Long-Term Incentive Plan 42 11 54 50 10 61
of which: Asset Management EOP 49 39 88 120 12 132
Variable compensation – performance awards 2,508 701 3,209 756 288 1,044
Variable compensation – other
2
126 94 220 181 192 374
Total variable compensation excluding financial advisor variable compensation 2,634 795 3,429 938 480 1,418
Financial advisor variable compensation 3,356 233 3,589 350 602 952 of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738
Compensation commitments with recruited financial advisors
3
22 480 502 473 1,682 2,155
Total FA variable compensation 3,378 713 4,091 822 2,284 3,106
Total variable compensation including FA variable compensation 6,012 1,508 7,520
4
1,760 2,764 4,524
1 Estimate as of 31

December 2020. Actual amounts to be

expensed in future periods may vary, e.g., due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related

to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation

commitments with financial advisors

entered into at the time of

recruitment that
are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. Amounts in the “Related to the 2020 performance year” columns represent commitments entered into

in 2020.

4 Includes USD
686

million in expenses related

to share-based compensation

(performance awards: USD
517

million; other variable compensation:

USD
50

million;
financial advisor compensation:

USD
119

million). A further

USD
100

million in expenses

related to share-based

compensation was recognized

within other expense

categories included in

Note 6 (salaries:

USD
4
million related to

role-based allowances;

social security:

USD
54

million; other

personnel expenses:

USD
42

million related

to the Equity

Plus Plan).

Total personnel

expense related

to share-based

equity-settled
compensation excluding social security was USD 691

million.

Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2019 Expenses deferred to 2020 and later
1
USD million
Related to the
2019
performance
year
Related to prior
performance
years Total
Related to the
2019
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,894 (26) 1,868 0 0 0
Deferred compensation awards 299 588 887 429 608 1,036
of which: Equity Ownership Plan 122 300 422 205 219 424
of which: Deferred Contingent Capital Plan 113 262 375 173 365 538
of which: Long-Term Incentive Plan 39 0 39 25 0 25
of which: Asset Management EOP 25 26 51 26 23 49
Variable compensation – performance awards 2,193 562 2,755 429 608 1,036
Variable compensation – other
2
159 88 246 117 232 349
Total variable compensation excluding financial advisor variable compensation 2,352 650 3,001 545 840 1,385
Financial advisor variable compensation 3,233 268 3,501 197 710 907 of which: non-deferred cash 3,064 0 3,064 0 0 0
of which: deferred share-based awards 57 48 106 54 130 183
of which: deferred cash-based awards 112 219 331 144 580 724
Compensation commitments with recruited financial advisors
3
32 510 542 350 1,617 1,967
Total FA variable compensation 3,265 778 4,043 548 2,327 2,874
Total variable compensation including FA variable compensation 5,617 1,428 7,045
4
1,093 3,166 4,259
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g.,

due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and
interest expense related to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of

the balance sheet date. Amounts in the

“Related to the 2019 performance year”

columns represent commitments
entered into in

2019.

4 Includes USD
610

million in expenses related

to share-based compensation (performance

awards: USD
461

million; other variable compensation: USD
43

million; financial advisor compensation:
USD 106

million). A

further USD
61

million in

expenses related

to share-based

compensation was

recognized within

other expense

categories included

in Note

6 (salaries:

USD
10

million related

to role-based
allowances; social security:

USD
25

million; other personnel

expenses: USD
27

million related to

the Equity Plus

Plan). Total personnel

expense related to

share-based equity-settled compensation

excluding social
security was USD 619

million.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation

awards
Number of shares
2021
Weighted average
grant date fair value
(USD)
Number of shares
2020
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 174,900,395 12 156,064,763 14
Awarded during the year 68,721,549 15 72,250,157 11
Distributed during the year (52,137,287) 13 (46,899,362) 15
Forfeited during the year (10,906,096) 13 (6,515,164) 13
Outstanding, at the end of the year 180,578,561 13 174,900,395 12 of which: shares vested for accounting purposes 107,828,979 118,260,527

UBS AG
Entity [Table]
Disclosure of compensation-related personnel expenses [text block]
Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2020 Expenses deferred to 2021 and later
1
USD million
Related to the
2020
performance
year
Related to prior
performance
years Total
Related to the
2020
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,948 (29) 1,920 0 0 0
Deferred compensation awards 329 704 1,034 734 277 1,011
of which: Equity Ownership Plan 131 315 446 298 67 365
of which: Deferred Contingent Capital Plan 108 339 448 271 189 459
of which: Long-Term Incentive Plan 41 11 52 46 9 55
of which: Asset Management EOP 49 39 88 120 12 132
Variable compensation – performance awards 2,278 675 2,953 734 277 1,011
Variable compensation – other
2
109 92 201 176 189 364
Total variable compensation excluding financial advisor variable compensation 2,387 768 3,155 909 465 1,375
Financial advisor variable compensation 3,356 233 3,589 350 602 952 of which: non-deferred cash 3,154 0 3,154 0 0 0
of which: deferred share-based awards 69 50 119 79 135 214
of which: deferred cash-based awards 133 183 316 271 467 738
Compensation commitments with recruited financial advisors
3
22 480 502 473 1,682 2,155
Total FA variable compensation 3,378 713 4,091 822 2,284 3,106
Total variable compensation including FA variable compensation 5,765 1,481 7,246
4
1,732 2,749 4,481
1 Estimate as of 31

December 2020. Actual amounts to be

expensed in future periods may vary, e.g., due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments, retention plan payments and interest expense related

to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation

commitments with financial advisors entered

into at the time of recruitment

that
are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date.

Amounts in the “Related to the 2020 performance year” columns represent commitments entered into

in 2020.

4 Includes USD
666

million in expenses related

to share-based compensation

(performance awards: USD
498

million; other variable compensation:

USD
49

million;
financial advisor compensation: USD 119

million). A further USD
88

million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD
4

million
related to role-based allowances; social security: USD 51

million; other personnel expenses: USD
34

million related to the Equity Plus Plan).

Variable compensation including financial advisor variable

compensation (continued)
Expenses recognized in 2019 Expenses deferred to 2020 and later
1
USD million
Related to the
2019
performance
year
Related to prior
performance
years Total
Related to the
2019
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,706 (24) 1,682 0 0 0
Deferred compensation awards 287 576 863 413 592 1,005
of which: Equity Ownership Plan 115 294 410 198 213 412
of which: Deferred Contingent Capital Plan 109 256 365 166 356 521
of which: Long-Term Incentive Plan 38 0 38 23 0 23
of which: Asset Management EOP 25 26 51 26 23 49
Variable compensation – performance awards 1,993 553 2,545 413 592 1,005
Variable compensation – other
2
140 85 225 115 228 343
Total variable compensation excluding financial advisor variable compensation 2,133 638 2,770 528 820 1,348
Financial advisor variable compensation 3,233 268 3,501 197 710 907 of which: non-deferred cash 3,064 0 3,064 0 0 0
of which: deferred share-based awards 57 48 106 54 130 183
of which: deferred cash-based awards 112 219 331 144 580 724
Compensation commitments with recruited financial advisors
3
32 510 542 350 1,617 1,967
Total FA variable compensation 3,265 778 4,043 548 2,327 2,874
Total variable compensation including FA variable compensation 5,398 1,416 6,814
4
1,076 3,146 4,222
1 Estimate as of 31 December 2019. Actual amounts expensed may vary, e.g.,

due to forfeiture of awards.

2 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and
interest expense related to the Deferred Contingent Capital Plan.

3 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses

represent the maximum deferred exposure

as of the balance sheet

date.

Amounts in the “Related to

the 2019 performance year”

columns represent commitments
entered into in

2019.

4 Includes USD
595

million in expenses related

to share-based compensation (performance

awards: USD
448

million; other variable compensation: USD
42

million; financial advisor compensation:
USD 106

million). A

further USD
54

million in

expenses related

to share-based

compensation was

recognized within

other expense

categories included

in Note

6 (salaries:

USD
10

million related

to role-based
allowances; social security: USD 23

million; other personnel expenses: USD
22

million related to the Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]
Movements in outstanding share-based compensation

awards

Number of shares
2021
Weighted

average grant

date fair

value (USD)
Number of shares
2020
Weighted

average grant

date fair

value (USD)
Outstanding, at the beginning of the year 54,557 13 90,443 14
Awarded during the year 278,756 15 19,229 11
Distributed during the year (24,176) 13 (55,114) 14
Forfeited during the year (13,215) 15 0 0
Outstanding, at the end of the year 295,921 15 54,557 13
of which: shares vested for accounting purposes 116,775 53,216